DERIVATIVE LIABILITY (Details) - Schedule of movement in derivative liability - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Opening balance	$ 407,161	$ 2,966,416	$ 905,576
Derivative financial liability arising from convertible note	238,182	2,569,000	1,406,369
Fair value adjustment to derivative liability	$ 65,046	(5,128,255)	(654,471)
Closing balance		$ 407,161	$ 2,966,416